Leases - Recognition of assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	$ 21,014
Depreciation	(7,045)	$ (6,662)	$ (8,072)
Right-of-use assets, Ending balance	37,011	21,014
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets, Beginning balance	21,014	21,402
Additions / changes in estimates	22,462	5,288
Foreign currency translation	580	986
Depreciation	(7,045)	(6,662)
Right-of-use assets, Ending balance	$ 37,011	$ 21,014	$ 21,402